Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 17, 2020
iShares Yield Optimized Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® YIELD OPTIMIZED BOND ETF Ticker: BYLD Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iShares Yield Optimized Bond ETF (the “Fund”) seeks to track the investment results of an index composed of underlying fixed income funds that collectively seek to deliver current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive its management fees through February 28, 2021. The contractual waiver may be terminated prior to February 28, 2021 only upon written agreement of the Trust and BFA.

		You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and the underlying funds in which the Fund invests may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate for the Fund or Underlying Funds may indicate higher transaction costs and may cause the Fund or the Underlying Funds to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example (except costs to Underlying Funds included as part of Acquired Fund Fees and Expenses), affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio. To the extent the Underlying Funds incur costs from high portfolio turnover, such costs may have a negative effect on the performance of the Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds and seeks to track the investment results of the Morningstar® U.S. Bond Market Yield-Optimized IndexSM (the “Underlying Index”). The Underlying Index consists exclusively of underlying iShares exchange-traded funds (“ETFs”) (each, an “Underlying Fund” and collectively, the “Underlying Funds”), that themselves seek investment results corresponding to their own underlying indexes. The Fund invests primarily in the Underlying Funds, and cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”).

The Underlying Index is a broadly diversified fixed-income index that seeks to deliver current income while maintaining long-term capital appreciation. The Underlying Index is comprised of Underlying Funds within fixed-income sectors that collectively have demonstrated relatively high risk adjusted income on a consistent basis and meet liquidity characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. The goal of the Underlying Index is to represent an allocation to five distinct fixed-income sectors, with the exposure to each sector capped at a specified percentage of the Underlying Index. The five sectors currently included in the Underlying Index, and each sector’s respective current caps, are: between 10% to 50% U.S. government and government-related fixed-income securities, between 10% to 50% U.S. securitized fixed-income securities, between 10% to 50% U.S. investment-grade (as determined by Morningstar) credit securities, no more than 20% U.S. non-investment-grade credit securities and no more than 10% emerging market debt. These five sectors are represented by Underlying Funds that Morningstar, as the index provider, considers to deliver higher risk adjusted yields. Each fixed-income sector has its own return and risk profile. The combined allocation percentages of the five represented sectors will equal 100%. The Underlying Index is rebalanced and reconstituted quarterly.

As of October 31, 2019, the Underlying Index included the following Underlying Funds within (i) the government related sector: iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF and iShares Short Treasury Bond ETF; (ii) the securitized sector: iShares MBS ETF; (iii) the investment-grade credit sector: iShares Floating Rate Bond ETF, iShares Intermediate-Term Corporate Bond ETF and iShares Long-Term Corporate Bond ETF; and (iv) the non-investment-grade sector: iShares iBoxx $ High Yield Corporate Bond ETF and iShares J.P. Morgan USD Emerging Markets Bond ETF. The Underlying Index may add, eliminate or replace Underlying Funds at any time. The Underlying Index may include securities issued by sovereign entities. As of October 31, 2019, a significant portion of the Underlying Funds' Underlying Indexes is represented by corporate bonds and securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund or each Underlying Fund may or may not hold all of the securities in the applicable Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. From time to time when conditions warrant, however, the Fund may invest at least 80% of its assets in the component securities of the Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).

The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

		Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective. The order of the below risk factors does not indicate the significance of any particular risk factor.

Affiliated Fund Risk. In managing the Fund, BFA will have the ability to select Underlying Funds and substitute other ETFs consistent with the sector allocations of the Underlying Index which it believes will achieve the Fund’s objective. BFA may be subject to potential conflicts of interest in selecting Underlying Funds and substituting other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. This risk may be reduced to the extent BFA has agreed to waive Acquired Fund Fees and Expenses with respect to an Underlying Fund. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.

Allocation Risk. The Fund’s ability to achieve its investment objective depends upon BFA's ability to accurately assess the Fund’s asset class allocation and select an appropriate mix of Underlying Funds and other ETFs to track the Underlying Index. There is a risk that BFA's evaluations and assumptions regarding asset classes, Underlying Funds or other ETFs may be incorrect in view of actual market conditions. Further, the Fund’s Underlying Index may overweight certain asset classes relative to market capitalization weighted U.S. fixed-income benchmarks. The Fund will underperform such benchmarks when asset classes overweighted in the Fund’s Underlying Index underperform other asset classes.

Asset Class Risk. Securities and other assets in the Underlying Index or in the Fund's or an Underlying Funds' portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's or an Underlying Fund's investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer's or counterparty's financial condition and on the terms of an obligation.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund or the Underlying Funds, the Fund's or the Underlying Fund's adviser, distributor, the Index Provider and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund or an Underlying Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider and other service providers, market makers, Authorized Participants or issuers of securities in which the Fund or an Underlying Fund invests.

Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s or the Underlying Funds' income and potentially in the value of the Fund’s or an Underlying Fund's investments.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Geographic Risk. A natural disaster could occur in a geographic region in which the Fund or an Underlying Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund's investments in, or which are exposed to, the affected region.

High Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” which may include those bonds rated below “BBB-” by S&P Global Ratings and Fitch Ratings, Inc. (“Fitch”) or “Baa3” by Moody's Investors Service, Inc. (“Moody's”)), or are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default.

Illiquid Investments Risk. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices. During periods of market volatility, liquidity in the market for the Fund’s shares may be impacted by the liquidity in the market for the underlying securities or instruments held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund’s NAV.

Income Risk. The Fund's income may decline due to a decline in inflation, deflation or changes in inflation expectations.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The historically low interest rate environment heightens the risks associated with rising interest rates.

Investment in Underlying Funds Risk. The Fund expects to invest substantially all of its assets in the Underlying Funds, so the Fund’s investment performance is likely to be directly related to the performance of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other securities in which the Fund invests based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying Funds.

As the Underlying Funds, or the Fund’s allocations among the Underlying Funds, change from time to time, or to the extent that the total annual fund operating expenses of any Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Through its investment in Underlying Funds, the Fund may be exposed to Management Risk, Market Risk, Market Trading Risk, Passive Investment Risk, and Tracking Error Risk.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund or an Underlying Fund has exposure.The Fund may be adversely affected if an issuer of underlying securities held by the Fund or an Underlying Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund will not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.

Market Risk. The Fund and the Underlying Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Market Trading Risk. The Fund and the Underlying Funds face numerous market trading risks, including the potential lack of an active market for their shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S AND THE UNDERLYING FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Model Risk. Neither the Fund nor BFA can offer assurances that the Underlying Index's allocation model will achieve its intended results or maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile.

Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Operational Risk. The Fund and the Underlying Funds are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s or each Underlying Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, the Underlying Funds and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Passive Investment Risk. The Fund and the Underlying Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

Reinvestment Risk. The Fund or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds in the Underlying Index are substituted.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund or the Underlying Funds have exposure.

Securities Lending Risk. The Fund or an Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or the Underlying Funds may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund or the Underlying Funds could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

		Tracking Error Risk. The Fund and the Underlying Funds may be subject to tracking error, which is the divergence of the Fund’s or an Underlying Fund's performance from that of the applicable underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s or an Underlying Fund's portfolio and those included in the applicable underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV), transaction costs incurred by the Fund, the Fund’s or an Underlying Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the applicable underlying index or the costs to the Fund or an Underlying Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund or an Underlying Fund incurs fees and expenses, while the applicable underlying index does not.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus. If BFA had not waived certain Fund fees during certain periods, the Fund's returns would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the periods shown above was 5.24% in the 1st quarter of 2019; the worst was -1.56% in the 1st quarter of 2018.

		Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Yield Optimized Bond ETF | iShares Yield Optimized Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	126
5 Years	rr_ExpenseExampleYear05	241
10 Years	rr_ExpenseExampleYear10	$ 577
2015	rr_AnnualReturn2015	(0.96%)
2016	rr_AnnualReturn2016	5.27%
2017	rr_AnnualReturn2017	4.92%
2018	rr_AnnualReturn2018	(1.36%)
2019	rr_AnnualReturn2019	12.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.56%)
One Year	rr_AverageAnnualReturnYear01	12.62%
Five Years	rr_AverageAnnualReturnYear05	3.97%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 22, 2014
iShares Yield Optimized Bond ETF | Return After Taxes on Distributions | iShares Yield Optimized Bond ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.90%	[1]
Five Years	rr_AverageAnnualReturnYear05	2.45%	[1]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.46%	[1]
iShares Yield Optimized Bond ETF | Return After Taxes on Distributions and Sale of Fund Shares | iShares Yield Optimized Bond ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.43%	[1]
Five Years	rr_AverageAnnualReturnYear05	2.34%	[1]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.35%	[1]
iShares Yield Optimized Bond ETF | Morningstar U.S. Bond Market Yield-Optimized Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.54%
Five Years	rr_AverageAnnualReturnYear05	3.84%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.83%

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.